Employee Costs from Continuing Operations - Additional Information (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of unusual or infrequent item, or both [Line Items]
Pension cost	$ 77.3	$ 73.0
COVID-19
Disclosure of unusual or infrequent item, or both [Line Items]
Government grants received	$ 3.5